Voyage and Operating Expenses, details 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Costs and Expenses [Abstract]
Crew wages and related costs	$ 45,451	$ 37,351	$ 31,497
Insurance	6,438	4,747	4,369
Spares and consumable stores	14,825	14,996	12,686
Repairs and maintenance	5,548	6,609	5,903
Tonnage taxes	1,040	361	318
Other operating expenses	3,909	2,229	602
Vessel operating expenses	$ 77,211	$ 66,293	$ 55,375